UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     June 30, 2010

Check here if Amendment [  ]:                      Amendment Number:__________

This Amendment (Check only one):     [  ] is a restatement.
                                     [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Lindsell Train Limited
Address:   Cayzer House, 30 Buckingham Gate
           London, SW1E 6NN, UK

Form 13F File Number:     028-13815

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael Lim
Title:     Chief Operating Officer
Phone:     00 44 20 7802 4703

Signature, Place, and Date of Signing:

/s/ Michael Lim               London, England                August 13, 2010
----------------          ------------------------           ---------------
[Signature]                    [City, State]                      [Date]

Report Type     (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]    13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]    13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             Form 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:          Nil

Form 13F Information Table Entry Total:     9

Form 13F Information Table Value Total:     $177,963
                                           (thousands)
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



Column 1                     Column 2    Column 3    Column 4                Column 5      Column 6   Column 7      Column 8

                             Title of                 Value       Shares or     SH/ PUT/  Investment   Other     Voting Authority
Name of Issuer                Class       Cusip      (x$1,000) Principal Amount PRN CALL  Discretion  Managers  Sole  Shared  None
-------------------------    --------    ---------   --------- ---------------- --- ----  ----------  --------  ----  ------  ----

BROWN FORMAN CORP            CL A        115637100    12,785       219,679      SH           SOLE              219,679
DR PEPPER SNAPPLE
 GROUP INC                   COM         26138E109    46,911     1,254,653      SH           SOLE            1,254,653
DUN & BRADSTREET CORP        COM         26483E100       344         5,125      SH           SOLE                5,125
EBAY INC                     COM         278642103    24,918     1,270,663      SH           SOLE            1,270,663
HERSHEY CO                   COM         427866108     2,720        56,750      SH           SOLE               56,750
INTUIT INC                   COM         461202103    20,222       581,583      SH           SOLE              581,583
KRAFT FOODS INC              CL A        50075N104    56,858     2,030,642      SH           SOLE            2,030,642
DISNEY WALT CO               COM
                             DISNEY      254687106    12,544       398,209      SH           SOLE              398,209
WORLD WRESTLING ENTMT INC    CL A        98156Q108       661        42,500      SH           SOLE               42,500

                                                     177,963
